Document and Entity Information	Oct. 22, 2020
Cover [Abstract]
Entity Registrant Name	Primo Water Corp /CN/
Amendment Flag	false
Entity Central Index Key	0000884713
Document Type	8-K
Document Period End Date	Oct. 22, 2020
Entity Incorporation State Country Code	Z4
Entity File Number	001-31410
Entity Tax Identification Number	98-0154711
Entity Address, Address Line One	Corporate Center III
Entity Address, Address Line Two	4221 W. Boy Scout Blvd.
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33607
City Area Code	(813)
Local Phone Number	313-1732
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares without nominal or par value
Trading Symbol	PRMW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false